Expense Example - AB Income Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 503
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	867
Expense Example, with Redemption, 10 Years	1,415
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257	[1]
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,684
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	733
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.